SUPPLEMENT DATED JANUARY 8, 2002
                                     TO THE
                          PROSPECTUS DATED JULY 1, 2001
                                       FOR
                    PERSPECTIVE FIXED AND VARIABLE ANNUITY(R)
                       JACKSON NATIONAL SEPARATE ACCOUNT I


The following should be added to the "Series Annual Expenses" table located on page 3:


                                                  Management and    Estimated
                                                  Administrative   Distribution                       Total Series
                                                       Fee        (12b-1) Fees*    Other Expenses    Annual Expenses
------------------------------------------------ --------------- ----------------- ---------------- ------------------
J.P. Morgan/JNL Enhanced S&P 500(R)Stock Index        .90%             .01%              0%               .91%
Series****
Mellon Capital Management/JNL S&P 500 Index           .60%            .01%+              0%               .61%
Series ****
Mellon Capital Management/JNL S&P 400 Mid Cap         .60%            .01%+              0%               .61%
Index Series ****
Mellon Capital Management/JNL Small Cap Index         .60%            .01%+              0%               .61%
Series ****
Mellon Capital Management/JNL International           .60%            .01%+              0%               .61%
Index Series ****
Mellon Capital Management/JNL Bond Index              .60%            .01%+              0%               .61%
Series ****

**** The J.P. Morgan/JNL Enhanced S&P 500 (R) Stock Index Series, the Mellon Capital Management/JNL S&P 500 Index Series, the Mellon Capital Management/JNL S&P 400 Mid Cap Index Series, the Mellon Capital Management/JNL Small Cap Index Series, the Mellon Capital Management/JNL International Index Series and the Mellon Capital Management/JNL Bond Index Series (collectively, the "Series") are not available as investment options. However, the Series are available as an underlying series of the JNL/S&P Conservative Growth Series I, JNL/S&P Moderate Growth Series I, JNL/S&P Aggressive Growth Series I, JNL/S&P Very Aggressive Growth Series I, JNL/S&P Equity Growth Series I, and the JNL/S&P Equity Aggressive Growth Series I.

The following should be added to the "Examples" located on page 5:

                                                                                        Time Periods
-------------------------------------------------------------------------------- ------- --------- -------- ---------
                                                                                   1        3         5        10
                                                                                  year    years     years    years
-------------------------------------------------------------------------------- ------- --------- -------- ---------
J.P. Morgan/JNL Enhanced S&P 500(R)Stock Index Division                 (a)        26        79      135       288
                                                                        (b)        96       129      165       288
Mellon Capital Management/JNL S&P 500 Index Division                    (a)        23        70      120       257
                                                                        (b)        93       120      150       257
Mellon Capital Management/JNL S&P 400 Mid Cap Index Division            (a)        23        70      120       257
                                                                        (b)        93       120      150       257
Mellon Capital Management/JNL Small Cap Index Division                  (a)        23        70      120       257
                                                                        (b)        93       120      150       257
Mellon Capital Management/JNL International Index Division              (a)        23        70      120       257
                                                                        (b)        93       120      150       257
Mellon Capital Management/JNL Bond Index Division                       (a)        23        70      120       257
                                                                        (b)        93       120      150       257

The following should be added to the "Examples" located on page 6:

-------------------------------------------------------------------------------- ------- --------- -------- ---------
                                                                                   1        3         5        10
                                                                                  year    years     years    years
-------------------------------------------------------------------------------- ------- --------- -------- ---------
J.P. Morgan/JNL Enhanced S&P 500(R)Stock Index Division                 (a)        24        73      125       268
                                                                        (b)        94       123      155       268
Mellon Capital Management/JNL S&P 500 Index Division                    (a)        21        64      110       237
                                                                        (b)        91       114      140       237
Mellon Capital Management/JNL S&P 400 Mid Cap Index Division            (a)        21        64      110       237
                                                                        (b)        91       114      140       237
Mellon Capital Management/JNL Small Cap Index Division                  (a)        21        64      110       237
                                                                        (b)        91       114      140       237
Mellon Capital Management/JNL International Index Division              (a)        21        64      110       237
                                                                        (b)        91       114      140       237
Mellon Capital Management/JNL Bond Index Division                       (a)        21        64      110       237
                                                                        (b)        91       114      140       237

The following should be added to the table of sub-advisers on page 10:

------------------------------------------ ----------------------------------------------------------------
Sub-Adviser                                Series
------------------------------------------ ----------------------------------------------------------------
J.P. Morgan Investment Management, Inc.    J.P. Morgan/JNL Enhanced S&P 500(R)Stock Index Series**
------------------------------------------ ----------------------------------------------------------------
Mellon Capital Management Corporation      Mellon Capital Management/JNL S&P 500 Index Series**
                                           Mellon Capital Management/JNL S&P 400 Mid Cap Index Series**
                                           Mellon Capital Management/JNL Small Cap Index Series**
                                           Mellon Capital Management/JNL International Index Series**
                                           Mellon Capital Management/JNL Bond Index Series**

------------------------------------------ ----------------------------------------------------------------

** The J.P. Morgan/JNL Enhanced S&P 500 (R) Stock Index Series, the Mellon Capital Management/JNL S&P 500 Index Series, the Mellon Capital Management/JNL S&P 400 Mid Cap Index Series, the Mellon Capital Management/JNL Small Cap Index Series, the Mellon Capital Management/JNL International Index Series and the Mellon Capital Management/JNL Bond Index Series (collectively, the "Series") are not available as investment options. However, the Series are available as an underlying series of the JNL/S&P Conservative Growth Series I, JNL/S&P Moderate Growth Series I, JNL/S&P Aggressive Growth Series I, JNL/S&P Very Aggressive Growth Series I, JNL/S&P Equity Growth Series I, and the JNL/S&P Equity Aggressive Growth Series I.

On page 22, the section entitled "Legal Proceedings" should be deleted and replaced in its entirety with the following:

Legal Proceedings. Jackson National is a defendant in a number of civil proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale of insurance products. These matters are sometimes referred to as market conduct litigation. The litigation against JNL seeks to certify various classes of policyholders who purchased either life insurance and annuity products from JNL during some period from 1981 to present. JNL has retained national and local counsel experienced in the handling of such litigation, and has obtained favorable rulings in prior similar cases. However, at this time, it is not feasible to make a meaningful estimate of the amount or range of loss that could result from an unfavorable outcome in such actions.


(To be used with VC3656 Rev. 07/01)